The Company	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

1. The Company

The Company is a provider of automotive vehicle support, fleet logistics, and concierge services for both consumers and the automotive industry. Its cloud-based Enterprise Vehicle Assistance and Logistics (“VAL”) platform and mobile application (“app”) assists consumers and automotive-related companies to reduce the costs, hassles and inefficiencies of owning a car, or fleet of cars, in urban centers.

In July 2018, the Company launched its Mobility Cloud platform which provides automotive-related businesses with a 100% self-serve SaaS version of its VAL platform to manage their own operations and drivers, as well as customer relationship management (“CRM”) tools that enable their clients to schedule and track their vehicles for service pickup and delivery. The Company’s Mobility Cloud also provides access to private application programming interfaces (“APIs”) which automotive-businesses can use to integrate the Company’s logistics and field support directly into their own applications and processes natively, to create more seamless client experiences. The Company earned de minimis revenues from Mobility Cloud in 2019. The Company did not earn any revenues from Mobility Cloud in 2018.

On the enterprise side, original equipment manufacturers (“OEMs”), dealers, and other service providers in the automotive space are increasingly being challenged with consumers who have limited time to bring in their vehicles for maintenance and service, making it difficult to retain valuable post-sale service contracts or scheduled consumer maintenance and service appointments. Additionally, many of the vehicle support centers for automotive providers (i.e., dealerships, including body work and diagnostic shops) have moved out of urban areas thus making it more challenging for OEMs and dealers in urban areas to provide convenient and efficient service for their consumer and business clientele. Similarly, shared mobility providers and other fleet managers, such as rental car companies and car share programs, face a similar urban mobility challenge: getting cars to and from service bays, rebalancing vehicle availability to meet demand in fleeting and de- fleeting vehicles to and from dealer lots, auction sites and to other locations.

In July 2018, the Company began assessing demand for a Self-Park Spaces monthly parking plan whereby consumers could designate specific garages for their vehicles to be stored at a base monthly rate, with personal 24/7 access for picking up and returning their vehicle directly, and the option to pay a la carte on a per hour basis for a driver to perform functions such as picking up and returning their vehicle to their front door. This model aligns more directly with how the Company has structured the enterprise Business-to-Business (“B2B”) side of its business, where an interaction with a vehicle on behalf of its drivers typically generates new revenue. The Company consumer Self-Park Spaces plan combined with its on-demand hourly valet service are the only consumer plans offered from September 1, 2018 onwards. Subscriber plans prior to this date continued to receive service on a prorated basis through the end of August 2018. Additionally, the Company is scaling back its DropCar 360 Services on Demand Service (“360 Services”) for the Consumer portion of the market. As a result of this shift, in August 2018, the Company began to significantly streamline its field teams, operations and back office support tied to its pre-September 1, 2018 consumer subscription plans. The scaling back of these services and the discontinuation of the Company’s monthly parking with front door valet (“Steve”) service resulted in a decrease in revenue.

To date, the Company operates primarily in the New York metropolitan area. In May, June, and August 2018, the Company expanded operations with its B2B business in San Francisco, Washing DC, and Los Angeles, respectively. These three new market expansions are with an OEM customer.

Merger and Exchange Ratio

On January 30, 2018, DC Acquisition Corporation (“Merger Sub”), a wholly-owned subsidiary of WPCS International Incorporated (“WPCS”), completed its merger with and into DropCar, Inc. (“Private DropCar”), with Private DropCar surviving as a wholly owned subsidiary of WPCS. This transaction is referred to as the “Merger.” The Merger was effected pursuant to an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), dated September 6, 2017, by and among WPCS, Private DropCar and Merger Sub.

As a result of the Merger, each outstanding share of Private DropCar share capital (including shares of Private DropCar share capital issued upon the conversion of outstanding convertible debt) automatically converted into the right to receive approximately 0.3273 shares of WPCS’s common stock, par value $0.0001 per share (the “Exchange Ratio”).

Following the closing of the Merger, holders of WPCS’s common stock immediately prior to the Merger owned approximately 22.9% on a fully diluted basis, and holders of Private DropCar common stock immediately prior to the Merger owned approximately 77.1% on a fully diluted basis, of WPCS’s common stock.

The Merger has been accounted for as a reverse acquisition under the acquisition method of accounting where Private DropCar is considered the accounting acquirer and WPCS is the acquired company for financial reporting purposes. Private DropCar was determined to be the accounting acquirer based on the terms of the Merger Agreement and other factors, such as relative voting rights and the composition of the combined company’s board of directors and senior management, which was deemed to have control. The pre-acquisition financial statements of Private DropCar became the historical financial statements of WPCS following the Merger. The historical financial statements, outstanding shares and all other historical share information have been adjusted by multiplying the respective share amount by the Exchange Ratio as if the Exchange Ratio had been in effect for all periods presented.

Immediately following the Merger, the combined company changed its name from WPCS International Incorporation to DropCar, Inc. The combined company following the Merger may be referred to herein as “the combined company,” “DropCar,” or the “Company.”

Discontinued Operations

On December 24, 2018, the Company completed the sale of WPCS International – Suisun City, Inc., a California corporation (the “Suisun City Operations”), its wholly-owned subsidiary, pursuant to the terms of a stock purchase agreement, dated December 10, 2018 (the “Purchase Agreement”) by and between the Company and World Professional Cabling Systems, LLC, a California limited liability company (the “Purchaser”). Upon the closing of the sale, the Purchaser acquired all of the issued and outstanding shares of common stock, no par value per share, of Suisun City Operations, for an aggregate purchase price of $3,500,000. The sale of Suisun City Operations represented a strategic shift that has had a major effect on the Company’s operations, and therefore, is presented as discontinued operations in the 2018 unaudited condensed consolidated statement of operations.

Trading of Company’s stock

The Company’s shares of common stock listed on The Nasdaq Capital Market, previously trading through the close of business on January 30, 2018 under the ticker symbol “WPCS,” commenced trading on The Nasdaq Capital Market, on a post-Reverse Stock Split adjusted basis, under the ticker symbol “DCAR” on January 31, 2018.

On August 19, 2019, the Company received a letter from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company no longer complies with the minimum stockholders’ equity requirement under Nasdaq Listing Rule 5550(b)(1) for continued listing on The Nasdaq Capital Market because the Company’s stockholders’ equity of $2,466,776, as reported in the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2019, is below the required minimum of $2,500,000, and as of August 15, 2019, the Company does not meet the alternatives of market value of listed securities or net income from continuing operations.

Based on materials submitted to Nasdaq, on October 21, 2019, the Company was granted an extension to regain compliance with Nasdaq Listing Rule 5550(b)(1) until November 29, 2019.

If the Company’s plan to regain compliance with the minimum stockholders’ equity standard is not accepted or if it is accepted but the Company does not regain compliance by the end of the extension granted by Nasdaq, or if the Company fails to satisfy another Nasdaq requirement for continued listing, Nasdaq staff could provide notice that the Company’s common shares will become subject to delisting. In such event, Nasdaq rules permit the Company to appeal the decision to reject its proposed compliance plan or any delisting determination to a Nasdaq hearings panel. Accordingly, there can be no guarantee that the Company will be able to maintain its Nasdaq listing.

On September 25, 2018, the Company received a notification letter from The Nasdaq Stock Market (“Nasdaq”) informing the Company that for the last 30 consecutive business days, the bid price of the Company’s securities had closed below $1.00 per share, which is the minimum required closing bid price for continued listing on The Nasdaq Capital Market pursuant to Listing Rule 5550(a)(2). In order to regain compliance, on March 8, 2019, the Company filed a certificate of amendment to its amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a one-for-six reverse stock split of its outstanding shares of common stock. On March 26, 2019, the Company received a notification letter from The Nasdaq Stock Market informing it that it had regained compliance with Listing Rule 5550(a)(2). As a result of the reverse stock split, every six shares of the Company’s outstanding pre-reverse split common stock were combined and reclassified into one share of common stock. Unless otherwise noted, all share and per share data included in these financial statements retroactively reflect the 1-for-6 reverse stock split.

On September 6, 2019, DropCar, Inc. (the “Company”) received a notification letter from The Nasdaq Stock Market (“Nasdaq”) informing the Company that for the last 30 consecutive business days, the bid price of the Company’s securities had closed below $1.00 per share, which is the minimum required closing bid price for continued listing on The Nasdaq Capital Market pursuant to Listing Rule 5550(a)(2).

This notice has no immediate effect on the Company’s Nasdaq listing; the Company has 180 calendar days, or until March 4, 2020, to regain compliance. To regain compliance, the closing bid price of the Company’s securities must be at least $1.00 per share for a minimum of ten consecutive business days. If the Company does not regain compliance by March 4, 2020, the Company may be eligible for additional time to regain compliance or if the Company is otherwise not eligible, the Company may request a hearing before a Hearings Panel.

1. The Company

Merger and Exchange Ratio

On January 30, 2018, DC Acquisition Corporation (“Merger Sub”), a wholly-owned subsidiary of WPCS International Incorporated (“WPCS”), completed its merger with and into DropCar, Inc. (“Private DropCar”), with Private DropCar surviving as a wholly owned subsidiary of WPCS. This transaction is referred to as the “Merger.” The Merger was effected pursuant to an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), dated September 6, 2017, by and among WPCS, Private DropCar and Merger Sub.

As a result of the Merger, each outstanding share of Private DropCar share capital (including shares of Private DropCar share capital issued upon the conversion of outstanding convertible debt) automatically converted into the right to receive approximately 0.3273 shares of WPCS’s common stock, par value $0.0001 per share (the “Exchange Ratio”). Following the closing of the Merger, holders of WPCS’s common stock immediately prior to the Merger owned approximately 22.9% on a fully diluted basis, and holders of Private DropCar common stock immediately prior to the Merger owned approximately 77.1% on a fully diluted basis, of WPCS’s common stock.

The Merger has been accounted for as a reverse acquisition under the acquisition method of accounting where Private DropCar is considered the accounting acquirer and WPCS is the acquired company for financial reporting purposes. Private DropCar was determined to be the accounting acquirer based on the terms of the Merger Agreement and other factors, such as relative voting rights and the composition of the combined company’s board of directors and senior management, which was deemed to have control. The pre-acquisition financial statements of Private DropCar became the historical financial statements of WPCS following the Merger. The historical financial statements, outstanding shares and all other historical share information have been adjusted by multiplying the respective share amount by the Exchange Ratio as if the Exchange Ratio had been in effect for all periods presented.

Immediately following the Merger, the combined company changed its name from WPCS International Incorporation to DropCar, Inc. The combined company following the Merger may be referred to herein as “the combined company,” “DropCar,” or the “Company.”

Discontinued Operations

On December 10, 2018, the Company signed a definitive agreement with a private corporation and completed the sale on December 24, 2018 of 100% of the Suisun City Operations, its wholly owned subsidiary, for a total cash consideration of $3.5 million. The sale of Suisun City Operations represented a strategic shift that has had a major effect on the Company’s operations, and therefore, was presented as discontinued operations in the consolidated statement of operations.

Trading of Company’s stock

The Company’s shares of common stock listed on The Nasdaq Capital Market, previously trading through the close of business on January 30, 2018 under the ticker symbol “WPCS,” commenced trading on The Nasdaq Capital Market, on a post-Reverse Stock Split adjusted basis, under the ticker symbol “DCAR” on January 31, 2018.

On September 25, 2018, the Company received a notification letter from The Nasdaq Stock Market (“Nasdaq”) informing the Company that for the last 30 consecutive business days, the bid price of the Company’s securities had closed below $1.00 per share, which is the minimum required closing bid price for continued listing on The Nasdaq Capital Market pursuant to Listing Rule 5550(a)(2). In order to regain compliance, on March 8, 2019, the Company filed a certificate of amendment to its amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a one-for-six reverse stock split of its outstanding shares of common stock. On March 26, 2019, the Company received a notification letter from The Nasdaq Stock Market informing it that it had regained compliance with Listing Rule 5550(a)(2).

Basis of Presentation and Principles of Consolidation

These consolidated financial statements of DropCar, Inc., a Delaware corporation, are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) and include the accounts of its wholly-owned subsidiaries. All significant intercompany transactions and amounts have been eliminated. The results of businesses acquired and disposed of are included in the consolidated financial statements from the date of the acquisition or up to the date of disposal, respectively. During the year, the Company completed a reverse merger with WPCS International Incorporated, the parent company of WPCS International – Suisun City, Inc. (the “Suisun City Operations”), a wholly-owned subsidiary. Subsequently, the Company completed the sale of the wholly-owned Suisun City Operations and is reported in discontinued operations. See Note 3 to the financial statements for further details.

Acquisition Accounting

The fair value of WPCS assets acquired and liabilities assumed was based upon management’s estimates assisted by an independent third-party valuation firm. As of December 31, 2018, the acquisition accounting was completed and there were no further adjustments to the assumptions. Critical estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from customer relationships and the trade name, present value and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

The purchase price allocation of $9.8 million was as follows:

Fair value of equity consideration, 506,423 WPCS common shares	$9,792,000
Liability assumed: notes payable	158,000
Total purchase price consideration	$9,950,000

Tangible assets
Net working capital (1)	$6,664,000
Deferred revenue	(2,300,000)
Property and equipment	376,000

Intangible assets (2)
Customer contracts	1,200,000
Trade name	600,000
Goodwill	3,410,000

Total allocation of purchase price consideration	$9,950,000

(1)	Net working capital consisted of cash of $4,947,000; accounts receivable and contract assets of $3,934,000; other assets of $317,000; accounts payable and accrued liabilities of $2,534,000.

(2)	The useful lives related to the acquired customer relationships and trade name were expected to be approximately 10 years.

DropCar Operating

DropCar Operating is a provider of automotive vehicle support, fleet logistics, and concierge services for both consumers and the automotive industry. Its cloud-based Enterprise Vehicle Assistance and Logistics (“VAL”) platform and mobile application (“app”) assists consumers and automotive-related companies to reduce the costs, hassles and inefficiencies of owning a car, or fleet of cars, in urban centers. In July 2018, DropCar Operating launched its Mobility Cloud platform which provides automotive-related businesses with a 100% self-serve SaaS version of its VAL platform to manage their own operations and drivers, as well as customer relationship management (“CRM”) tools that enable their clients to schedule and track their vehicles for service pickup and delivery. DropCar Operating’s Mobility Cloud also provides access to private application programming interfaces (“APIs”) which automotive-businesses can use to integrate DropCar Operating’s logistics and field support directly into their own applications and processes natively, to create more seamless client experiences. The Company has not earned any revenues from Mobility Cloud in 2018.

On the enterprise side, original equipment manufacturers (“OEMs”), dealers, and other service providers in the automotive space are increasingly being challenged with consumers who have limited time to bring in their vehicles for maintenance and service, making it difficult to retain valuable post-sale service contracts or scheduled consumer maintenance and service appointments. Additionally, many of the vehicle support centers for automotive providers (i.e., dealerships, including body work and diagnostic shops) have moved out of urban areas thus making it more challenging for OEMs and dealers in urban areas to provide convenient and efficient service for their consumer and business clientele. Similarly, shared mobility providers and other fleet managers, such as rental car companies and car share programs, face a similar urban mobility challenge: getting cars to and from service bays, rebalancing vehicle availability to meet demand in fleeting and de-fleeting vehicles to and from dealer lots, auction sites and to other locations.

In July 2018, DropCar Operating began assessing demand for a Self-Park Spaces monthly parking plan whereby consumers could designate specific garages for their vehicles to be stored at a base monthly rate, with personal 24/7 access for picking up and returning their vehicle directly, and the option to pay a la carte on a per hour basis for a driver to perform functions such as picking up and returning their vehicle to their front door. This model aligns more directly with how the Company has structured the enterprise B2B side of its business, where an interaction with a vehicle on behalf of its drivers typically generates net new revenue. The DropCar Operating consumer Self-Park Spaces plan combined with its on-demand hourly valet service are the only consumer plans offered from September 1, 2018 onwards. Subscriber plans prior to this date continued to receive service on a prorated basis through the end of August 2018. Additionally, the Company is scaling back its 360 Services for the Consumer portion of the market. As a result of this shift, in August 2018, the Company began to significantly streamline its field teams, operations and back office support tied to its pre-September 1, 2018 consumer subscription plans.

To date, the Company operates primarily in the New York metropolitan area. In May 2018, the Company expanded operations with its B2B business in San Francisco. In June 2018, the Company expanded its B2B operations in Washington DC. In August 2018, the Company expanded B2B operations to Los Angeles. These three new market expansions are with a major OEM customer.

Concentrations

Accounts Receivable

The Company’s concentration of accounts receivable are as follows:

	As of December 31,
	2018	2017
Customer A	58%	21%
Customer B	23%	15%